Accounts Receivables, Net (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Receivables [Abstract]
Summary of Accounts Receivables

	As of December 31, 2023	As of March 31, 2023
Accounts receivable	7,405,068	1,549,711
Less: allowance for credit losses	(262,444)	(13,726)
Accounts receivable, net	7,142,624	1,535,985

	As of March 31, 2023	As of March 31, 2022
Accounts receivable	1,549,711	689,035
Less: allowance for doubtful accounts	(13,726)	(14,884)
	1,535,985	674,151

Summary of Account Receivables, Allowance for Credit Accounts

The following table provides details of the Company’s allowance for credit accounts:

Balance, beginning of period	13,726	14,884
Additions charged	232,866	—
Existing allowance in acquired entities	49,810	—
Reversal of existing allowance	(19,759)	—
Bad debts written off	—	—
Effect of exchange rate changes	(14,199)	(1,158)
Balance, end of period	262,444	13,726

The following table provides details of the Company’s allowance for doubtful accounts:

Balance, beginning of period	14,884	—
Additions charged	—	15,115
Bad debts written off	—	—
Effect of exchange rate changes	(1,158)	(231)
Balance, end of period	13,726	14,884